                             CRM MID CAP VALUE FUND

                                OF WT MUTUAL FUND


                      SUPPLEMENT DATED MAY 28, 2002 TO THE
                   RETAIL SHARES PROSPECTUS DATED MAY 1, 2002

The information in this Supplement updates the Prospectus and should be read in conjunction with such Prospectus.

CHANGES TO MANAGEMENT OF THE MID CAP VALUE SERIES
Effective June 3, 2002, the leader of the team responsible for the management of the Mid Cap Value Series (the "Series"), the master series of the CRM Mid Cap Value Fund, will be Jay B. Abramson. Accordingly, the information under the heading "Fund Managers on page 13 and 14 of the prospectus is deleted in its entirety and replaced with the following:

FUND MANAGERS

The day-to-day management of the Series is shared by a team of individuals employed by Cramer Rosenthal McGlynn, LLC ("CRM"). Ronald H. McGlynn and Jay B. Abramson are responsible for the overall management of the Series. In addition, Jay B. Abramson is the leader of the team responsible for the management of the Mid Cap Value Series. Carl Brown, Todd Denker, Brendan Hartman, Adam Starr and James Stoeffel assist in the day-to-day management of the Series. Each portfolio manager's business experience and educational background is as follows:

RONALD H. MCGLYNN, Co-founder, Chief Executive Officer and President of CRM with over 34 years of investment experience. Prior to co-founding CRM in 1973, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an M.B.A. from Columbia University.

JAY B. ABRAMSON, CPA, Executive Vice President of CRM. Mr. Abramson joined CRM in 1985 and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively, and is a Certified Public Accountant.

JAMES P. STOEFFEL joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. His other work experiences are Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. He earned his CPA and served as a Senior Financial Analyst/Assistant Treasurer with Ticor Title Insurance Co., and an auditor. Mr. Stoeffel earned a BA from Washington & Lee University and a MBA from New York University's Stern School of Business.

ADAM L. STARR is a Principal at CRM. Mr. Starr joined CRM in 1999 and is responsible for portfolio management and research. Prior to CRM, Mr. Starr was a Partner and

Portfolio Manager at Weiss, Peck & Greer, LLC from 1992 to 1999. Previously, he was an Analyst and Portfolio Manager at Charter Oak Partners from 1990 to 1992 and First Manhattan Company. Mr. Starr earned a B.A. from Clark University and an MBA from Columbia University.

CARL D. BROWN joined CRM in April 1999 and is a Research Analyst. Prior to joining CRM, Mr. Brown was a Tax Consultant and CPA at KPMG Peat Marwick from 1994 to April 1999. He earned a BA from the University of Pennsylvania in 1994 and an MBA from New York University's Stern School of Business in 1996.

TODD R. DENKER, CFA joined CRM as a Research Analyst in January 2001. Prior to joining the firm, he was an Equity Research Analyst at CIBC World Markets from 1997 to January 2001. Mr. Denker received a BS from the State University of New York at Albany in 1993, an MBA from New York University's Stern School of Business in 1998, and is a Chartered Financial Analyst.

BRENDAN J. HARTMAN joined CRM in March 2001 as a Research Analyst. Prior to joining CRM, Mr. Hartman was a Research Analyst at DLJ from October 1997 to February 2001 and at Salomon Brothers from June 1996 to October 1997. His other work experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/James Capel from 1995 to 1996. He earned a BA from Lehigh University in 1990 and a MBA from New York University's Stern School of Business in 1996.

                            CRM LARGE CAP VALUE FUND
                             CRM MID CAP VALUE FUND
                            CRM SMALL CAP VALUE FUND

                                OF WT MUTUAL FUND
                                  (THE "TRUST")

                      SUPPLEMENT DATED MAY 28, 2002 TO THE
         INSTITUTIONAL SHARES PROSPECTUS DATED NOVEMBER 1, 2001 AND THE
                INVESTOR SHARES PROSPECTUS DATED NOVEMBER 1, 2001

The information in this Supplement updates the Prospectus and should be read in conjunction with such Prospectus.

CHANGES TO MANAGEMENT OF THE MID CAP VALUE AND THE SMALL CAP VALUE SERIES Effective June 3, 2002, the leader of the team responsible for the management of the Small Cap Value Series, the master series of the CRM Small Cap Value Fund, will be James P. Stoeffel and the leader of the team responsible for the management of the Mid Cap Value Series, the master series of the CRM Mid Cap Value Fund, will be Jay B. Abramson. Accordingly, the information under the heading "Fund Managers" on page 17 and 18 of the prospectus is deleted in its entirety and replaced with the following:

FUND MANAGERS

The day-to-day management of the Large Cap Value Series, the Mid Cap Value Series and the Small Cap Value Series is shared by a team of individuals employed by Cramer Rosenthal McGlynn, LLC ("CRM"). Ronald H. McGlynn and Jay B. Abramson are responsible for the overall management of each Series. In addition, Jay B. Abramson is the leader of the team responsible for the management of the Mid Cap Value Series, and James P. Stoeffel is the leader of the team responsible for the management of Small Cap Value Series. Kevin M. Chin and Adam
L. Starr are leaders of the team responsible for the management of the Large Cap Value Series. Carl Brown, Todd Denker, Brendan Hartman, Terry Lally, and Adam Scotch assist each team leader in the day-to-day management of the Series. Each portfolio manager's business experience and educational background is as follows:

RONALD H. MCGLYNN, Co-founder, Chief Executive Officer and President of CRM with over 34 years of investment experience. Prior to co-founding CRM in 1973, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an M.B.A. from Columbia University.

JAY B. ABRAMSON, CPA, Executive Vice President of CRM. Mr. Abramson joined CRM in 1985 and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively, and is a Certified Public Accountant.

JAMES P. STOEFFEL joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. His other work experiences are Vice President in the

Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. He earned his CPA and served as a Senior Financial Analyst/Assistant Treasurer with Ticor Title Insurance Co., and an auditor. Mr. Stoeffel earned a BA from Washington & Lee University and a MBA from New York University's Stern School of Business.

KEVIN M. CHIN, Vice President of CRM. Mr. Chin joined the firm in 1989 and is responsible for investment research. Prior to joining CRM, Mr. Chin was a Financial Analyst for the Mergers and Acquisitions Department of Morgan Stanley and a Risk Arbitrageur with The First Boston Corporation. He received a B.S. from Columbia University School of Engineering & Applied Science.

ADAM L. STARR is a Vice President at CRM. Mr. Starr joined CRM in 1999 and is responsible for portfolio management and research. Prior to CRM, he was a Partner and Portfolio Manager at Weiss, Peck & Greer, LLC from 1992 to 1999. Previously, he was an Analyst and Portfolio Manager at Charter Oak Partners from 1990 to 1992 and First Manhattan Company. Mr. Starr earned a B.A. from Clark University and an MBA from Columbia University.

CARL D. BROWN joined CRM in April 1999 and is a Research Analyst. Prior to joining CRM, Mr. Brown was a Tax Consultant and CPA at KPMG Peat Marwick from 1994 to April 1999. He earned a BA from the University of Pennsylvania in 1994 and an MBA from New York University's Stern School of Business in 1996.

TODD R. DENKER, CFA joined CRM as a Research Analyst in January 2001. Prior to joining the firm, Mr. Denker was an Equity Research Analyst at CIBC World Markets from 1997 to January 2001. He received a BS from the State University of New York at Albany in 1993, an MBA from New York University's Stern School of Business in 1998, and is a Chartered Financial Analyst.

BRENDAN J. HARTMAN joined CRM in March 2001 as a Research Analyst.
Prior to joining CRM, Mr. Hartman was a Research Analyst at DLJ from October 1997 to February 2001 and at Salomon Brothers from June 1996 to October 1997. His other work experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/James Capel from 1995 to 1996. He earned a BA from Lehigh University in 1990 and a MBA from New York University's Stern School of Business in 1996.

TERRY LALLY, CFA joined CRM in 2000 and is a Vice President. He is responsible for investment research. Prior to joining CRM, Mr. Lally worked nine years at The Prudential in US small cap and emerging market equity analysis, corporate finance, and equity trading. Mr. Lally earned a BBA from the University of Notre Dame in 1989, an MBA from Harvard University in 1995, and is a Chartered Financial Analyst.

ADAM M. SCOTCH, CFA joined CRM in July 1998 and is a Research Analyst. Prior to joining CRM, Mr. Scotch was an Analyst in the Mergers & Acquisitions Group of the Investment Banking Department at Prudential Securities Incorporated from July 1996 to July 1998. He earned a BA from Columbia University in 1996. Adam is a Chartered Financial Analyst.